Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw materials	$ 956.2	$ 868.3
Work in progress	71.5	77.1
Finished goods	63.8	46.8
Current inventories	$ 1,091.5	$ 992.2